UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5021

Dreyfus Premier Short-Intermediate Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	03/31
Date of reporting period:	06/30/2010

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Short-Intermediate Municipal Bond Fund
June 30, 2010 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--95.8%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--1.0%
Alabama Public School and College
Authority, Capital Improvement
Revenue	5.00	5/1/13	1,050,000	1,162,896
Birmingham Water Works Board,
Water Revenue	5.00	1/1/13	2,665,000	2,900,160
Mobile Industrial Development
Board, PCR (Alabama Power
Company Barry Plant Project)	4.75	3/19/12	2,000,000	2,101,600
Alaska--.6%
Alaska Industrial Development and
Export Authority, Revolving
Fund Revenue	5.00	4/1/14	3,000,000	3,355,830
Arizona--1.6%
Regional Public Transportation
Authority, Transportation
Excise Tax Revenue (Maricopa
County Public Transportation
Fund)	5.00	7/1/13	4,590,000	5,118,768
Rio Nuevo Multipurpose Facilities
District, Subordinate Lien
Excise Tax Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.50	7/15/14	3,770,000	4,282,833
California--6.4%
California,
GO (Various Purpose)	5.00	2/1/13	2,500,000	2,726,700
California Department of Water
Resources, Power Supply
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.50	5/1/12	4,175,000	4,532,923
California Municipal Finance

Authority, COP (Community
Hospitals of Central
California Obligated Group)	5.00	2/1/11	1,500,000	1,521,675
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.00	4/1/13	4,225,000	4,591,139
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.00	4/1/14	4,000,000	4,402,680
California Statewide Communities
Development Authority, Revenue
(Proposition 1A Receivables
Program)	5.00	6/15/13	11,010,000	11,934,290
Los Angeles County Metropolitan
Transportation Authority,
Proposition A First Tier
Senior Sales Tax Revenue	5.00	7/1/14	5,000,000	5,716,150
Los Angeles County Metropolitan
Transportation Authority,
Proposition C Sales Tax Revenue	5.00	7/1/14	2,000,000	2,279,740
Colorado--1.4%
Black Hawk,
Device Tax Revenue	5.00	12/1/12	760,000	786,022
Denver City and County,
Airport System Revenue	5.00	11/15/11	3,000,000	3,168,150
Denver City and County,
Airport System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	11/15/11	2,000,000	2,112,100
E-470 Public Highway Authority,
Senior Revenue (Insured;
National Public Finance
Guarantee Corp.)	4.00	9/1/10	1,000,000	1,003,210
Northwest Parkway Public Highway
Authority, Revenue
(Prerefunded)	7.13	6/15/11	1,120,000 a	1,210,742
Connecticut--.2%
Connecticut,
General Airport Revenue
(Bradley International

Airport) (Insured; National
Public Finance Guarantee Corp.)	5.25	10/1/10	1,390,000	1,404,359
Delaware--.2%
Delaware Economic Development
Authority, PCR (Delmarva Power
and Light Company Project)
(Insured; AMBAC)	4.90	5/1/11	1,000,000	1,013,030
District of Columbia--1.0%
District of Columbia,
Income Tax Secured Revenue	5.00	12/1/13	5,000,000	5,660,000
Florida--10.6%
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.00	6/1/11	2,000,000	2,051,860
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.00	6/1/14	5,500,000	5,796,065
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	3/1/12	750,000	783,915
Clearwater,
Water and Sewer Revenue	5.00	12/1/13	1,400,000	1,568,490
Florida Department of
Transportation, Turnpike
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/12	3,645,000	3,948,957
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.00	7/1/10	2,000,000	2,000,240
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.25	7/1/12	3,430,000	3,648,491
Florida State Board of Education,
Lottery Revenue	5.00	7/1/13	2,555,000	2,839,780
Florida State Board of Education,
Lottery Revenue	5.00	7/1/14	2,500,000	2,819,500
Florida State Board of Education,
Lottery Revenue	5.00	7/1/14	5,375,000	6,061,925
Florida State Board of Education,

Lottery Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	1/1/14	3,175,000	3,469,322
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	5.00	11/15/13	1,000,000	1,093,750
Hillsborough County Industrial
Development Authority, PCR
(Tampa Electric Company
Project)	5.10	10/1/13	1,855,000	1,966,226
Lee County,
Airport Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	10/1/14	3,000,000 b	3,227,580
Miami-Dade County,
Aviation Revenue (Miami
International Airport)
(Insured; National Public
Finance Guarantee Corp.)	5.25	10/1/14	1,000,000	1,085,750
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; AMBAC)	5.00	8/1/14	2,010,000	2,166,519
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; National
Public Finance Guarantee Corp.)	5.00	5/1/11	2,000,000	2,052,200
Orlando Utilities Commission,
Utility System Revenue	5.00	10/1/12	1,200,000	1,312,008
Orlando-Orange County Expressway
Authority, Revenue (Insured;
AMBAC)	5.00	7/1/12	3,870,000	4,155,374
Orlando-Orange County Expressway
Authority, Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	7/1/14	2,000,000	2,227,660
Saint Petersburg,
Public Utility Revenue	5.00	10/1/12	2,320,000	2,532,721
Saint Petersburg,
Public Utility Revenue	5.00	10/1/13	2,435,000	2,728,442

Sarasota County School Board,
COP (Master Lease Purchase
Agreement)	5.00	7/1/14	1,365,000	1,506,823
South Miami Health Facilities
Authority, HR (Baptist Health
South Florida Obligated Group)	5.00	8/15/14	1,500,000	1,649,775
Georgia--1.0%
Fulton County Development
Authority, Revenue (Georgia
Tech Foundation Funding
Student Athletic Complex II
Project)	5.75	11/1/13	1,095,000	1,166,701
Georgia Municipal Association
Inc., COP (Riverdale Public
Purpose Project) (Insured;
Assured Guaranty Municipal
Corp.)	4.00	5/1/12	1,930,000	2,032,271
Gwinnett County Development
Authority, COP (Gwinnett
County Public Schools Project)
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.25	1/1/14	2,100,000 a	2,396,709
Private Colleges and Universities
Authority, Student Housing
Revenue (Mercer Housing
Corporation Project)	6.00	6/1/11	305,000	309,502
Hawaii--1.0%
Hawaii,
Airports System Revenue	5.00	7/1/14	5,575,000	6,055,119
Idaho--.3%
University of Idaho Regents,
General Revenue (Insured;
Assured Guaranty Municipal
Corp.)	4.38	4/1/11	1,600,000	1,639,696
Illinois--2.7%
Chicago,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.00	1/1/14	2,700,000 a	3,065,337
Cook County,

GO Capital Equipment Bonds	5.00	11/15/13	2,000,000	2,241,080
Illinois,
GO	5.00	1/1/14	7,300,000	7,895,680
Illinois,
Sales Tax Revenue	5.00	6/15/14	2,340,000	2,591,082
Indiana--3.0%
Indiana Finance Authority,
Revenue (Trinity Health Credit
Group)	5.00	12/1/13	2,045,000	2,230,686
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Credit Group)	3.63	8/1/11	4,000,000	4,133,680
Indiana Health Facility Financing
Authority, Revenue (Ascension
Health Subordinate Credit
Group)	5.00	7/1/11	1,850,000	1,930,678
Indiana Transportation Finance
Authority, Highway Revenue
(Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.00	6/1/13	1,000,000 a	1,119,960
Indianapolis Local Public
Improvement Bond Bank, Revenue
(Indianapolis Airport
Authority Project) (Insured;
Assured Guaranty Municipal
Corp.)	5.63	1/1/14	2,230,000	2,390,181
Rockport,
PCR (Indiana Michigan Power
Company Project)	6.25	6/2/14	3,000,000	3,328,950
Seymour,
EDR (Union Camp Corporation
Project)	6.25	7/1/12	2,420,000	2,624,926
Kansas--.6%
Wichita,
Hospital Facilities Revenue
(Via Christi Health System,
Inc.)	4.00	11/15/12	1,000,000	1,056,660
Wyandotte County/Kansas City
Unified Government Board of
Public Utilities, Utility

System Revenue	5.00	9/1/14	2,060,000	2,315,378
Louisiana--.2%
Plaquemines Parish Law Enforcement
District, Certificates of
Indebtedness (Insured; FGIC)	4.50	3/1/11	1,145,000	1,170,385
Maryland--2.0%
Baltimore County,
GO (Consolidated Public
Improvement)	5.00	8/1/13	1,000,000	1,128,360
Harford County,
GO (Consolidated Public
Improvement)	5.00	7/1/13	2,650,000	2,975,791
Maryland,
GO (State and Local Facilities
Loan) (Prerefunded)	5.00	8/1/13	4,130,000 a	4,658,764
Northeast Maryland Waste Disposal
Authority, Solid Waste Revenue
(Montgomery County Solid Waste
Disposal System) (Insured;
AMBAC)	5.50	4/1/12	3,000,000	3,198,000
Massachusetts--1.1%
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.25	7/1/13	2,100,000	2,369,031
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue (Prerefunded)	5.25	7/1/12	2,250,000 a	2,467,215
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	5.00	10/1/14	1,300,000	1,458,769
Michigan--3.3%
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	7/1/14	3,125,000	3,395,469
Detroit,
Water Supply System Senior
Lien Revenue (Insured; Assured

Guaranty Municipal Corp.)	5.00	7/1/12	3,000,000	3,170,970
Michigan Building Authority,
Revenue (Facilities Program)
(Insured; Assured Guaranty
Municipal Corp.)	5.25	10/15/12	4,285,000	4,621,844
Michigan Hospital Finance
Authority, HR (Oakwood
Obligated Group)	5.00	11/1/10	1,500,000	1,515,120
Michigan Municipal Bond Authority,
School Loan Revenue	5.25	12/1/12	1,000,000	1,086,170
Royal Oak Hospital Finance
Authority, HR (William
Beaumont Hospital Obligated
Group)	6.25	9/1/14	2,500,000	2,817,750
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport) (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/12	3,000,000	3,146,610
Minnesota--.8%
Saint Paul Independent School
Distict Number 625, GO School
Building Bonds (Minnesota
School District Credit
Enhancement Program)	5.00	2/1/14	1,415,000	1,601,723
Southern Minnesota Municipal Power
Agency, Power Supply System
Revenue	5.00	1/1/12	3,040,000	3,225,622
Nevada--.9%
Clark County School District,
Limited Tax GO (Insured;
Assured Guaranty Municipal
Corp.)	5.00	6/15/14	1,000,000	1,123,480
Clark County School District,
Limited Tax GO (Insured;
Assured Guaranty Municipal
Corp.)	5.50	6/15/14	2,650,000	3,024,392
Clark County School District,
Limited Tax GO (Insured;
National Public Finance

Guarantee Corp.)	5.25	6/15/14	1,005,000	1,087,621
New Jersey--3.6%
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue	5.00	12/1/14	1,660,000	1,851,132
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; National
Public Finance Guarantee Corp.)	5.25	12/15/13	5,000,000	5,663,750
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Prerefunded)	5.50	6/15/13	4,000,000 a	4,560,160
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds	4.25	6/1/11	1,000,000	1,010,320
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	6.00	6/1/12	7,250,000 a	8,008,060
New Mexico--1.1%
Albuquerque,
Subordinate Lien Airport
Revenue	5.00	7/1/12	3,000,000	3,211,320
New Mexico Hospital Equipment Loan
Council, Hospital System
Revenue (Presbyterian
Healthcare Services)	5.25	8/1/14	3,000,000	3,313,590
New York--4.8%
Erie County Industrial Development
Agency, School Facility
Revenue (City School District
of the City of Buffalo Project)	5.00	5/1/14	1,750,000	1,968,680
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue	5.00	11/15/14	2,120,000	2,400,412
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/13	2,880,000	3,194,899

New York City Housing Development
Corporation, MFHR	3.95	11/1/10	2,505,000	2,508,783
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/13	4,105,000	4,632,246
New York City Transitional Finance
Authority, Revenue (New York
City Recovery Bonds)	5.00	11/1/14	3,000,000	3,440,370
New York State Dormitory
Authority, Third General
Resolution Revenue (State
University Educational
Facilities Issue) (Insured;
National Public Finance
Guarantee Corp.)	5.25	5/15/12	2,000,000	2,152,260
New York State Housing Finance
Agency, Affordable Housing
Revenue	4.05	11/1/10	220,000	221,232
New York State Housing Finance
Agency, Affordable Housing
Revenue (Collateralized;
SONYMA)	4.25	5/1/11	2,080,000	2,113,405
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/14	3,535,000	4,002,044
Troy Industrial Development
Authority, Civic Facility
Revenue (Rensselaer
Polytechnic Institute Project)	5.00	9/1/10	2,000,000	2,015,920
North Carolina--.8%
Charlotte,
GO	5.00	6/1/13	1,000,000	1,119,720
Mecklenburg County Public
Facilities Corporation,
Limited Obligation Bonds	5.00	3/1/14	3,000,000	3,408,690
Ohio--1.9%
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/11	4,000,000	4,060,960
Columbus City School District,

School Facilities Construction
and Improvement Bonds (GO -
Unlimited Tax) (Insured; FGIC)
(Prerefunded)	5.00	6/1/13	4,000,000 a	4,483,560
Ohio State University,
General Receipts Bonds	5.00	6/1/13	1,150,000	1,283,147
Ohio State University,
General Receipts Bonds	5.00	12/1/14	1,265,000	1,455,142
Oklahoma--1.1%
Tulsa County Industrial Authority,
Capital Improvements Revenue	5.00	5/15/14	6,000,000	6,748,260
Oregon--2.1%
Multnomah County,
GO	5.00	10/1/14	5,490,000	6,305,539
Oregon Department of
Administrative Services, COP	5.00	11/1/13	5,565,000	6,225,899
Pennsylvania--6.2%
Adams County Industrial
Development Authority, Revenue
(Gettysburg College)	5.00	8/15/14	1,000,000	1,119,630
Allegheny County Industrial
Development Authority, EIR
(USX Corporation Project)	4.75	11/1/11	2,000,000	2,098,160
Allegheny County Sanitary
Authority, Sewer Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	12/1/11	1,000,000	1,037,740
Indiana County Industrial
Development Authority, PCR
(Pennsylvania Electric Company
Project) (Insured; National
Public Finance Guarantee Corp.)	5.35	11/1/10	5,350,000	5,426,558
Pennsylvania,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	9/1/14	1,200,000	1,377,552
Pennsylvania Higher Educational
Facilities Authority, Health
System Revenue (The University
of Pennsylvania)	5.00	8/15/13	3,000,000	3,330,600

Pennsylvania Higher Educational
Facilities Authority, Revenue
(State System of Higher
Education)	5.00	6/15/13	4,225,000	4,700,819
Pennsylvania Turnpike Commission,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	12/1/13	2,620,000	2,980,800
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	6/1/14	5,600,000	6,203,176
Philadelphia,
Airport Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	6/15/11	2,860,000	2,964,705
Philadelphia Hospitals and Higher
Education Facilities
Authority, HR (Presbyterian
Medical Center of Philadelphia)	6.50	12/1/11	735,000	773,102
Philadelphia School District,
GO	5.00	9/1/14	4,230,000	4,663,237
Rhode Island--.3%
Rhode Island Health and
Educational Building
Corporation, Hospital
Financing Revenue (Lifespan
Obligated Group Issue)	5.00	5/15/11	2,000,000	2,059,900
South Carolina--3.7%
Charleston,
Waterworks and Sewer System
Capital Improvement Revenue	5.13	1/1/15	1,680,000	1,941,425
Orangeburg Joint Governmental
Action Authority, Capital
Projects Sales and Use Tax
Revenue (Orangeburg County,
South Carolina Project)
(Insured; National Public
Finance Guarantee Corp.)	5.00	4/1/12	2,000,000	2,090,340
Renewable Water Resources,
Sewer System Revenue	5.00	1/1/14	1,000,000 b	1,121,180
South Carolina Public Service

Authority, Revenue Obligations
(Santee Cooper)	5.00	1/1/14	1,000,000	1,125,750
South Carolina State Ports
Authority, Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.25	7/1/13	3,700,000	3,708,880
South Carolina Transportation
Infrastructure Bank, Revenue	5.00	10/1/13	10,000,000	11,130,500
Spartanburg,
Water System Revenue (Insured;
Assured Guaranty Municipal
Corp.)	4.00	6/1/11	500,000	516,435
Tennessee--1.2%
Memphis,
Electric System Subordinate
Revenue	5.00	12/1/14	5,000,000	5,742,350
Shelby County Health Educational
and Housing Facility Board,
Revenue (Methodist Le Bonheur
Healthcare)	5.00	6/1/12	1,000,000	1,061,230
Texas--12.4%
Alief Independent School District,
Unlimited Tax School Building
Bonds (Permanent School Fund
Guarantee Program)	5.00	2/15/13	1,725,000	1,913,284
Allen Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/12	1,700,000	1,824,661
Austin,
Electric Utility System
Revenue (Insured; AMBAC)	5.50	11/15/12	3,100,000	3,416,758
Clear Creek Independent School
District, Unlimited Tax
Schoolhouse Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/15	1,500,000	1,730,805
Cypress-Fairbanks Independent
School District, Unlimited Tax
Schoolhouse Bonds (Permanent
School Fund Guarantee Program)	5.25	2/15/15	1,500,000	1,743,105
Fort Worth Independent School

District, Unlimited Tax School
Building Bonds	5.00	2/15/13	1,000,000	1,104,140
Houston Independent School
District, Limited Tax
Schoolhouse Bonds	5.00	2/15/15	4,000,000	4,600,040
Katy Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/15	1,625,000	1,870,326
Lower Colorado River Authority,
Revenue	5.00	5/15/12	1,000,000	1,075,910
Lower Colorado River Authority,
Revenue	5.00	5/15/14	1,000,000	1,125,110
Lubbock,
Tax and Waterworks System
Surplus Revenue (Certificates
of Obligation)	5.00	2/15/14	3,630,000	4,100,992
Mabank Independent School
District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)
(Prerefunded)	5.00	8/15/12	2,650,000 a	2,902,386
Matagorda County Navigation
District Number One, PCR (AEP
Texas Central Company Project)	5.13	6/1/11	2,000,000	2,059,720
North East Independent School
District, Unlimited Tax Bonds
(Permanent School Fund
Guarantee Program)	5.25	8/1/14	2,315,000	2,681,025
Northside Independent School
District, Unlimited Tax Bonds
(Permanent School Fund
Guarantee Program)	5.00	2/15/14	2,685,000	3,049,220
Pflugerville Independent School
District, Unlimited Tax
Refunding Bonds (Permanent
School Fund Guarantee Program)	5.25	8/15/13	1,465,000	1,657,047
San Antonio,
Airport System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	6.00	7/1/13	3,000,000	3,311,100

San Antonio,
Electric and Gas Systems
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.38	2/1/14	3,000,000	3,424,680
Texas A&M University System Board
of Regents, Financing System
Revenue	5.00	5/15/14	4,835,000	5,502,568
Texas Public Finance Authority,
GO	5.00	10/1/13	4,000,000	4,518,320
Texas Public Finance Authority,
Revenue (Building and
Procurement Commission
Projects) (Insured; AMBAC)	5.00	2/1/14	2,500,000	2,814,150
Texas Public Finance Authority,
Revenue (State Preservation
Board Projects)	5.00	2/1/13	4,190,000	4,617,673
Texas State University System
Board of Regents, Financing
System Revenue	5.00	3/15/13	1,460,000	1,613,899
Texas State University System
Board of Regents, Financing
System Revenue	5.00	3/15/14	1,000,000	1,128,240
Texas Tech University System Board
of Regents, Financing System
Improvement Revenue (Insured;
AMBAC)	5.00	2/15/12	1,785,000	1,910,682
Texas Transportation Commission,
State Highway Fund First Tier
Revenue	5.00	4/1/12	2,850,000	3,066,458
Titus County Fresh Water Supply
District Number One, PCR
(Southwestern Electric Power
Company Project)	4.50	7/1/11	1,500,000	1,540,065
University of Houston Board of
Regents, Consolidated System
Revenue	5.00	2/15/13	2,285,000	2,522,960
Utah--.6%
Utah Board of Regents,
University of Utah HR
(Insured; National Public

Finance Guarantee Corp.)	5.00	8/1/14	1,500,000	1,682,595
Utah County,
EIR (USX Corporation Project)	5.05	11/1/11	2,000,000	2,074,280
Virginia--5.4%
Arlington County Industrial
Development Authority, RRR
(Alexandria/Arlington
Waste-to-Energy Facility)
(Ogden Martin System of
Alexandria/Arlington, Inc.
Project) (Insured; Assured
Guaranty Municipal Corp.)	5.38	1/1/12	2,280,000	2,287,364
Loudoun County,
GO	5.00	7/1/14	1,500,000	1,724,340
Riverside Regional Jail Authority,
Jail Facility Senior RAN	4.25	7/1/10	2,500,000	2,500,125
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs) (Prerefunded)	5.00	2/1/14	1,975,000 a	2,248,695
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	4.20	1/1/14	4,500,000	4,660,065
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	4.20	7/1/14	1,500,000	1,546,545
Virginia Public Building
Authority, Public Facilities
Revenue	5.00	8/1/13	3,250,000	3,656,543
Virginia Public Building
Authority, Public Facilities
Revenue	5.00	8/1/14	2,000,000	2,296,380
Virginia Public Building
Authority, Public Facilities
Revenue	5.00	8/1/14	2,000,000	2,296,380
Virginia Public School Authority,
School Financing Bonds	5.25	8/1/13	3,935,000	4,455,837
Virginia Public School Authority,
School Financing Bonds	5.00	8/1/14	3,865,000	4,437,754

Washington--4.2%
Clark County Public Utility
District Number 1, Electric
System Revenue	5.00	1/1/13	2,790,000	3,047,015
Energy Northwest,
Electric Revenue (Project
Number 3) (Insured; National
Public Finance Guarantee Corp.)	5.50	7/1/12	1,000,000	1,096,880
FYI Properties,
LR (State of Washington
Department of Information
Services Project)	5.00	6/1/13	2,400,000	2,651,160
FYI Properties,
LR (State of Washington
Department of Information
Services Project)	5.00	6/1/14	1,700,000	1,905,564
Greater Wenatchee Regional Events
Center Public Facilities
District, Revenue and Special
Tax BAN	5.25	12/1/11	3,000,000	3,053,790
Ocean Shores Local Improvement
District Number 2007-01, BAN	5.00	8/1/11	2,000,000	2,040,140
Seattle,
Municipal Light and Power
Improvement Revenue	5.00	2/1/14	4,500,000	5,076,405
Washington,
Motor Vehicle Fuel Tax GO	5.00	1/1/13	5,150,000	5,682,871
Wisconsin--2.4%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	6.00	6/1/12	5,670,000 a	6,236,433
Wisconsin,
GO	5.00	5/1/13	2,405,000	2,676,092
Wisconsin,
Petroleum Inspection Fee
Revenue	5.00	7/1/14	3,250,000	3,683,550
Wisconsin Health and Educational
Facilities Authority, Revenue

(Aurora Health Care, Inc.)	5.00	4/15/14	1,390,000	1,492,276
U.S. Related--4.1%
Puerto Rico Commonwealth
Public Improvement GO	5.25	7/1/14	2,300,000	2,499,801
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/15	1,000,000	1,103,800
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; XLCA)	5.00	7/1/11	1,275,000	1,326,089
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.00	7/1/12	1,000,000	1,056,590
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; AMBAC)	5.50	7/1/12	5,000,000	5,331,700
Puerto Rico Housing Finance
Authority, Housing Revenue
(Vivienda Modernization 1, LLC
Projects)	4.75	10/1/11	2,885,000	2,888,635
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/13	1,760,000	1,893,109
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/14	5,000,000	5,422,950
Puerto Rico Municipal Finance
Agency, GO (Insured; Assured
Guaranty Municipal Corp.)	6.00	7/1/12	1,500,000	1,618,455
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan
Notes) (Senior Lien)	5.00	10/1/13	1,000,000	1,080,690
Total Long-Term Municipal Investments
(cost $551,814,513)				565,535,523
Short-Term Municipal	Coupon	Maturity	Principal
Investments--1.9%	Rate (%)	Date	Amount ($)	Value ($)

California--.8%
California Infrastructure and
Economic Development Bank,
Revenue (Asian Art Museum
Foundation of San Francisco)
(Insured; National Public
Finance Guarantee Corp. and
Liquidity Facility; JPMorgan
Chase Bank)	0.12	7/1/10	4,900,000 c	4,900,000
New York--1.1%
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.13	7/1/10	6,500,000 c	6,500,000
Total Short-Term Municipal Investments
(cost $11,400,000)				11,400,000
Total Investments (cost $563,214,513)			97.7%	576,935,523
Cash and Receivables (Net)			2.3%	13,801,887
Net Assets			100.0%	590,737,410

a

These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

b	Purchased on a delayed delivery basis.
c	Variable rate demand note - rate shown is the interest rate in effect at June 30, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At June 30, 2010, the aggregate cost of investment securities for income tax purposes was $563,214,513. Net unrealized appreciation on investments was $13,721,010 of which $14,053,154 related to appreciated investment securities and $332,144 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes

BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants

TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Municipal Bonds	-	576,935,523	-	576,935,523

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions.

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended June 30, 2010.These disclosures did not impact the notes to the financial statements.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Short-Intermediate Municipal Bond Fund

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	August 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Bradley J. Skapyak
Bradley J. Skapyak
President

Date:	August 23, 2010

By:	/s/ James Windels
James Windels
Treasurer

Date:	August 23, 2010

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)